Note 28 - Financial Instruments and Risks - Terms and Debt Repayment Schedule (Details) - BRL (R$) R$ in Millions		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Carrying amount		R$ 42,076.7	R$ 37,145.6
Contractual cash flows		43,904.0	39,472.9
Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows		35,698.6	30,359.1
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows		2,145.7	4,699.4
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows		2,855.0	763.2
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		820.7	1,061.4
Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		2,384.0	2,589.8
Trade and other payables [member]
Statement Line Items [Line Items]
Carrying amount	[1]	38,976.2	32,353.3
Contractual cash flows	[1]	40,186.2	33,694.3
Trade and other payables [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows	[1]	34,690.6	27,340.5
Trade and other payables [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows	[1]	1,279.7	4,015.3
Trade and other payables [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows	[1]	2,248.8	272.2
Trade and other payables [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows	[1]	327.2	424.5
Trade and other payables [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows	[1]	1,639.9	1,641.8
Secured bank loans [member]
Statement Line Items [Line Items]
Carrying amount		247.0	2,179.2
Contractual cash flows		328.1	2,360.2
Secured bank loans [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows		88.9	2,038.4
Secured bank loans [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows		61.7	82.6
Secured bank loans [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows		26.4	61.7
Secured bank loans [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		50.4	51.6
Secured bank loans [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		100.7	125.9
Unsecured bank loans [member]
Statement Line Items [Line Items]
Carrying amount		84.1
Contractual cash flows		84.1
Unsecured bank loans [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows		84.1
Unsecured bank loans [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows		0.0
Unsecured bank loans [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows		0.0
Unsecured bank loans [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		0.0
Unsecured bank loans [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		0.0
Other unsecured bank loans [member]
Statement Line Items [Line Items]
Carrying amount		130.1	247.8
Contractual cash flows		234.7	271.3
Other unsecured bank loans [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows		46.5	270.2
Other unsecured bank loans [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows		48.2	1.1
Other unsecured bank loans [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows		29.1	0.0
Other unsecured bank loans [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		20.7	0.0
Other unsecured bank loans [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		90.2	0.0
Debentures and unsecured bond issues [member]
Statement Line Items [Line Items]
Carrying amount			108.6
Contractual cash flows			124.4
Debentures and unsecured bond issues [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows			124.4
Debentures and unsecured bond issues [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows			0.0
Debentures and unsecured bond issues [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows			0.0
Debentures and unsecured bond issues [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows			0.0
Debentures and unsecured bond issues [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows			0.0
Lease liabilities [member]
Statement Line Items [Line Items]
Carrying amount		2,639.3	2,121.1
Contractual cash flows		3,070.9	2,715.0
Lease liabilities [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows		788.5	532.7
Lease liabilities [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows		756.1	558.3
Lease liabilities [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows		550.7	398.1
Lease liabilities [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		422.4	566.2
Lease liabilities [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		R$ 553.2	659.7
Other unsecured loans [member]
Statement Line Items [Line Items]
Carrying amount			135.6
Contractual cash flows			307.7
Other unsecured loans [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows			52.9
Other unsecured loans [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows			42.1
Other unsecured loans [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows			31.2
Other unsecured loans [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows			19.1
Other unsecured loans [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows			R$ 162.4

[1]	Mainly includes amounts related to suppliers, taxes, fees and contributions payables, dividends and interest on equity payable, salaries and charges, put options related to our participation in subsidiaries and other liabilities, except for related parties, with payment term of less than one year.